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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2009
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6542
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 8, 2009
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        68
                                             ----------------------------

Form 13F Information Table Value Total:      $ 203,068
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   March 31, 2009


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABB LTD-ADR                     COM     000375204      6,677    479,000 SH              Sole                 479,000
AKAMAI TECHNOLOGIES             COM     00971t101      1,164     60,000 SH              Sole                  60,000
AMAZON  COM INC.                COM     023135106      6,536     89,000 SH              Sole                  89,000
AMERICREDIT CORP.               COM     03060R101        223     38,100 SH              Sole                  38,100
AMERISTAR CASINOS INC.          COM     03070q101      3,950    314,000 SH              Sole                 314,000
APPLE COMPUTER INC COM          COM     037833100      1,346     12,800 SH              Sole                  12,800
ARCHER DANIELS MIDLAND CO.      COM     039483102      1,625     58,500 SH              Sole                  58,500
AUTONATION, INC.                COM     05329w102      8,149    587,100 SH              Sole                 587,100
BAIDU.COM- ADR                  COM     056752108      3,550     20,100 SH              Sole                  20,100
BHP BILLITON LTD-ADR            COM     088606108      4,693    105,225 SH              Sole                 105,225
BOARDWALK PIPELINE PTNRS        COM     096627104        813     36,300 SH              Sole                  36,300
BORGWARNER, INC.                COM     099724106      1,736     85,500 SH              Sole                  85,500
BRINK'S CO.                     COM     109696104      3,442    130,100 SH              Sole                 130,100
CIA VALE DO RIO DOCE-ADR        COM     204412209      3,184    239,400 SH              Sole                 239,400
COCA COLA CO COM                COM     191216100      7,718    175,600 SH              Sole                 175,600
COMPUCREDIT CORP.               COM     20478n100        142     58,100 SH              Sole                  58,100
CORNING, INC.                   COM     219350105      2,548    192,000 SH              Sole                 192,000
DELEK US HOLDINGS INC.          COM     246647101        487     47,000 SH              Sole                  47,000
DISCOVERY HOLDING               COM     25470f104      7,402    462,050 SH              Sole                 462,050
FREEPORT-MCMORAN COPPER-B       COM     35671d857      4,291    112,600 SH              Sole                 112,600
GAYLORD ENTERTAINMENT CO.       COM     367905106        444     53,300 SH              Sole                  53,300
GOLDCORP, INC.                  COM     380956409      3,825    114,800 SH              Sole                 114,800
GUESS? INC.                     COM     401617105      4,522    214,500 SH              Sole                 214,500
HEWLETT-PACKARD CO.             COM     428236103      7,863    245,250 SH              Sole                 245,250
HOT TOPIC, INC.                 COM     441339108      2,765    247,100 SH              Sole                 247,100
IMAX CORP.                      COM     45245e109        405     94,000 SH              Sole                  94,000
ISHARES FTSE/XINHUA CHINA 25    COM     464287184      2,419     84,800 SH              Sole                  84,800
JOHNSON & JOHNSON               COM     478160104        743     14,125 SH              Sole                  14,125
KROGER COMPANY                  COM     501044101        859     40,500 SH              Sole                  40,500
LAS VEGAS SANDS CORP.           COM     517834107        150     50,000 SH              Sole                  50,000
LEAPFROG ENTERPRISES INC.       COM     52186n106        103     75,000 SH              Sole                  75,000
LENNAR CORP.                    COM     526057104      1,956    260,516 SH              Sole                 260,516
M/I HOME INC.                   COM     55305b101        216     30,900 SH              Sole                  30,900
MACROVISION SOLUTIONS CORP.     COM     55611c108      6,956    391,000 SH              Sole                 391,000
MASTERCARD INC.- CL A           COM     57636q104      6,331     37,800 SH              Sole                  37,800
MCDERMOTT INT'L                 COM     580037109      3,214    240,000 SH              Sole                 240,000
MCDONALD'S CORPORATION          COM     580135101      3,596     65,895 SH              Sole                  65,895
METLIFE INC.                    COM     59156r108      3,281    144,100 SH              Sole                 144,100
MONSANTO CO.                    COM     61166w101      3,374     40,600 SH              Sole                  40,600
MYR GROUP INC/DELAWARE          COM     55405w104        945     62,000 SH              Sole                  62,000
NATIONAL FUEL GAS CO.           COM     636180101        273      8,900 SH              Sole                   8,900
NETFLIX, INC.                   COM     64110l106      1,803     42,000 SH              Sole                  42,000
NVR INC.                        COM     62944t105      1,754      4,100 SH              Sole                   4,100
PAPA JOHN'S INT'L               COM     698813102      2,047     89,500 SH              Sole                  89,500
PENN NATIONAL GAMING INC.       COM     707569109      4,275    177,000 SH              Sole                 177,000
PEPSICO INC.                    COM     713448108      6,111    118,700 SH              Sole                 118,700
PETROLEO BRASILEIRO             COM     71654v408      5,063    166,150 SH              Sole                 166,150
PG&E CORP.                      COM     69331c108      1,216     31,825 SH              Sole                  31,825
RANDGOLD RESOURCES-ADR          COM     752344309      4,180     76,900 SH              Sole                  76,900
S&P 500 DEPOSITARY RECEIPT      COM     78462f103      2,604     32,745 SH              Sole                  32,745
SHANDA INTERACTIVE-ADR          COM     81941q203      3,550     89,800 SH              Sole                  89,800
SPX CORP.                       COM     784635104      7,691    163,600 SH              Sole                 163,600
STREETTRACKS GOLD TRUST         COM     78463v107      4,904     54,325 SH              Sole                  54,325
SUNCOR ENERGY INC.              COM     867229106        562     25,300 SH              Sole                  25,300
TRANSITION THERAPEUTICS, INC.   COM     893716209        555    132,100 SH              Sole                 132,100
TRANSOCEAN LTD.                 COM     h8817h100      1,789     30,400 SH              Sole                  30,400
TREEHOUSE FOODS INC.            COM     89469a104      3,737    129,800 SH              Sole                 129,800
WAL-MART STORES, INC.           COM     931142103      7,748    148,720 SH              Sole                 148,720
WALTER INDUSTRIES INC.          COM     93317q105      3,270    143,000 SH              Sole                 143,000
WET SEAL, INC.-A                COM     961840105      1,221    363,500 SH              Sole                 363,500
WHOLE FOODS MARKET, INC.        COM     966837106      2,651    157,800 SH              Sole                 157,800
XILINX, INC.                    COM     983919101      6,495    339,000 SH              Sole                 339,000
YAHOO! INC                      COM     984332106      3,331    260,050 SH              Sole                 260,050
AMED PUTS 6/20/2009 50          PUT     0234368rj        313        139 SH    PUT       Sole                     139
AMED PUTS 9/19/09 55            PUT     0234368uk        414        150 SH    PUT       Sole                     150
GRMN PUTS 10/17/2009 20         PUT     g372608vd        320      1,000 SH    PUT       Sole                   1,000
SPY PUTS 4/18/2009 79           PUT     78462f8pa      1,033      3,900 SH    PUT       Sole                   3,900
FXI CALLS 5/16/2009 25          CALL    4642879ey        515      1,101 SH    CAL       Sole                   1,101


REPORT SUMMARY              68 DATA RECORDS   203,068    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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